Provision For Tax, Civil And Labor Risks - Additional Information (Detail) R$ in Thousands, $ in Millions			6 Months Ended
	Feb. 14, 2019 BRL (R$)	Feb. 14, 2019 USD ($)	Jun. 30, 2020 BRL (R$) Cases	Dec. 31, 2019 BRL (R$)
Disclosure of other provisions [line items]
Amount under discussion classified as possible loss			R$ 9,067,870	R$ 3,642,219
Amount of Dispute on ICMS-ST			R$ 1,458,918	406,002
Number of pending individual cases | Cases			139
Number of new proceedings filed | Cases			11
Number of cases dismissed, settled or otherwise resolved | Cases			20
Settlement amount	R$ 79,000	$ 14.5
Settlement amount to be paid by entity	R$ 16,000	$ 3.0
Tax contingent liability [member]
Disclosure of other provisions [line items]
Amount under discussion classified as possible loss			R$ 1,951,431
Indstria e Comrcio de Cosmticos Natura Ltda Brazil [Member]
Disclosure of other provisions [line items]
Tax on Industrialized Products-IPI			1,533,078	389,017
Amount of Dispute on ICMS-ST			526,933	521,903
Possible Loss on Tax			1,390,597	1,379,189
Amount of dispute on IPI Debts			296,898	218,204
Inflation on Reclamation Claims			R$ 132,653	R$ 26,933